LEASE (Tables)	12 Months Ended
Dec. 31, 2020
LEASE
Summary of balances reported in the consolidated balance sheet related to the leases

	As of December 31,
	2019	2020

	(HK$ in thousands)

Operating lease right-of-use assets	161,617	208,863
Operating lease liabilities	172,466	222,231

Summary of operating lease cost reported in the consolidated statements of comprehensive (loss)/income

	Year ended December 31,
	2019	2020

	(HK$ in thousands)

Operating lease cost	64,756	64,594

Summary of undiscounted cash flows of leases to present value of operating lease payments

December 31, 2020
(HK$ in thousands)

2021	74,740
2022	70,180
2023	62,559
2024	17,004
2025 and thereafter	16,190
Total undiscounted operating lease payments	240,673
Less: imputed interest	(18,442)
Present value of operating lease liabilities	222,231